Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 448,626	$ 235,446	$ 376,163	$ 226,045	$ 191,162	$ 192,683
Working capital	456,000			220,000
Long-term investments-equity investments held	60,103	83,887	$ 91,344	59,941	$ 83,836	$ 196,241
Increased/decreased in other comprehensive income on assumption	6,000	$ 8,000
letter of credit [Member]
Disclosure of detailed information about financial instruments [line items]
Letter of guarantee supporting accounts receivable balance from the sale of cobalt	$ 15,000
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Weighted average effective interest rate paid on its outstanding borrowings, percentage	0.00%	1.17%
Change in interest rate, percentage	1.00%
Impacted in interest expense due to fluctuation in interest rates	$ 0	$ 200
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Long-term investments-equity investments held	60,103			59,941
Financial assets at fair value through other comprehensive income, category [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Long-term investments-equity investments held	$ 61,000			$ 61,000